INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets
Net operating loss carryforwards	$ 2,914,731	$ 4,156,406
Fixed assets	(37,801)
Accrued interest
Intangibles
Stock based compensation	430,907	579,085
Other accruals	24,390	53,185
Total Deferred Tax Assets	3,332,227	4,788,677
Deferred Tax Liabilities
Stock based compensation
Intangibles	(249,530)	(482,121)
Prepaid expenses	(12,620)	(14,623)
Total Deferred Tax Liabilities	(262,150)	(496,744)
Net Deferred Tax Assets
Net Deferred Tax Assets	3,070,707	4,291,933
Valuation Allowance	(3,070,707)	(4,291,933)
Net deferred tax / (liabilities)
Big Token, Inc. [Member]
Deferred Tax Assets
Net operating loss carryforwards	538,029	50,785
Total Deferred Tax Assets	538,029	50,785
Net Deferred Tax Assets
Net Deferred Tax Assets	538,029	50,785
Valuation Allowance	(538,029)	(50,785)
Net deferred tax / (liabilities)